Share based compensation, Share Options (Details)		12 Months Ended
	Sep. 24, 2021 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)				1,202,734
Number of ordinary shares available for future issuance (in shares)		741,138	1,045,547
Award vest percentage		25.00%
Vesting period		3 years
Vesting condition		2 years
Share option award granted period		8 years
Number of option granted (in shares)		304,409	157,187
Exercise price for option granted (in dollars per share) | $ / shares		$ 14.1	$ 15.8
Employees [Member]
Share based payment arrangement [Abstract]
Number of option granted (in shares)		304,409	149,891
Board of Directors [Member]
Share based payment arrangement [Abstract]
Vesting condition		2 years
Number of option granted (in shares)	7,296
Exercise price for option granted (in dollars per share) | $ / shares	$ 2.05